Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	In USD thousands, except share and per share data
Numerator:
Net loss	8,995	13,945	24,221

Denominator:
Weighted-average number of ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	510,227,715	359,048,638	234,998,859

Net loss per share attributable to ordinary shareholders, basic
and diluted	0.018	0.039	0.103

Schedule of weighted average number of shares excluded from computation of diluted net loss per share
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	Number of shares

Outstanding options to purchase ordinary shares and RSAs	41,564,080	38,494,200	29,873,100